Life Insurance Operations (Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts) (Detail) - Variable Annuity and Variable Life Insurance Contracts - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Life insurance premiums and related investment income
Net realized and unrealized gains or losses from investment assets	¥ 46,890	¥ 37,016	¥ (33,318)
Net gains or losses from derivative contracts	(7,332)	(10,568)	1,633
Life insurance costs
Changes in the fair value of the policy liabilities and policy account balances	(161,510)	(189,481)	(459,482)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	180,775	185,830	418,731
Changes in the fair value of the reinsurance contracts	7,108	15,739	(1,817)
Foreign exchange contracts
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(270)	220	496
Futures
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	(6,238)	(9,118)	1,116
Options held
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	¥ (824)	¥ (1,670)	¥ 21